UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Reports to Stockholders.

THE ADVISORS' INNER CIRCLE FUND II

GRT CAPITAL PARTNERS, L.L.C.

GRT ABSOLUTE RETURN FUND

Semi-Annual Report

January 31, 2013

Investment Adviser:

GRT Capital Partners, L.L.C.

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The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-GRT-4GRT; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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SHAREHOLDERS’ LETTER

January 31, 2013

Dear Shareholders:

We are pleased to provide you with this semi-annual report for the GRT Absolute Return Fund (the “Fund”), which covers the period from August 1, 2012 through January 31, 2013.

During the past six months, the Fund was up 2.34% compared to 6.33% for the Benchmark. The Benchmark for this Fund is a 60/40 blend of the Wilshire 5000 Index and the Barclays US Aggregate Bond Index.

During this period, the Fund continued to preserve capital — but did underperform the index again. As compared with the last update, being underweight bonds had a smaller impact on the underperformance. Bonds remain an asset class that gives us great pause. Investors are flocking to the space and pushing “valuations” to levels that simply don’t make sense to us. Sometime in the next few years, we believe that the enormous losses suffered by investors in bonds and bond funds could be one of the biggest stories.

The Fund also underperformed relative to the equity portion of the index. This underperformance was due to, among other things, investments in gold equities and hedging strategies. The gold investments are a form of insurance to help ensure capital preservation, and not a large component of the index. Gold equities were hurt during this period which caused both absolute and relative underperformance. We continue to hold gold equities and believe that — as with many types of insurance — the cost of owning them now (i.e., underperformance) may be dwarfed by future outperformance if the US dollar suffers from an unforeseen panic resulting from reckless money printing (i.e., “quantitative easing.”)

Put options and short sales are used as another form of protection for the Fund in the event of a market decline. Most types of hedges will cause a fund to underperform in a strongly rising market. That was the case this year with the GRT Absolute Return Fund. While we had some individual successes with put options and individual short names, the past year has been a difficult one to make money by shorting stocks because of the Federal Reserve’s series of “Quantitative Easing” programs (i.e., money printing). Overall, hedging programs cost the fund several percentage points of return.

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As we have said, there are three key elements of our approach.

First, we described this Fund as a “go anywhere, do anything” style of fund which uses asset classes from large cap growth equities to small cap value equities, from inflation adjusting government bonds (TIPS) to high yield corporate bonds, from “trade-able” timber to gold mining equities, from cash equivalents to options and short sale strategies for protection in declining markets.

Second, we described our investment strategy as seeking a positive return under most market conditions. We are concerned with the preservation and growth of real (taking into account inflation and the declining value of money over time as well as the impact of taxes) purchasing power, not nominal returns.

Third, we explained that a key part of our toolkit will be sentiment analysis. Using sentiment metrics that have a long enough history to provide us with a useful calibration, we will tend to be cautious on asset classes when we believe that most investors are overly enthusiastic. On the other hand, when most investors appear to be panicked and selling, we hope to be buying at attractive prices and valuations.

Although the recent returns of the Fund have been moderately disappointing, we remain confident that our approach can add value in future volatile periods.

GRT Absolute Return Fund

Greg Fraser, CFA

Rudy Kluiber, CFA

Tim Krochuk, CFA

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth less than the original cost. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end can be obtained by calling 1-877-GRT-4GRT.

Mutual fund investing involves risk, including possible loss of principal. There can be no assurance that the Fund will achieve its stated objective. Losses from short sales are theoretically unlimited. Diversification may not protect against loss.

This represents the manager’s assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

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Definition of the Comparative Indices

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

The Wilshire 5000 Total Market Index, or more simply the Wilshire 5000, is a market-capitalization-weighted index of the market value of all stocks actively traded in the U.S. Currently, the index contains over 4,100 components. The index is intended to measure the performance of most publicly traded companies headquartered in the U.S., with readily available price data.

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SECTOR WEIGHTINGS†:

	Long	Short	Net
Information Technology	24.9%	(5.9)%	19.0%
Energy	18.2	(0.8)	17.4
Health Care	15.0	(3.6)	11.4
Consumer Staples	10.4	(0.4)	10.0
Materials	10.0	(0.1)	9.9
Consumer Discretionary	11.1	(5.0)	6.1
Industrials	6.8	(0.9)	5.9
Financials	7.5	(2.2)	5.3
Short-Term Investment	4.0	(0.0)	4.0
Exchange Traded Funds	3.9	(0.2)	3.7
Utilities	1.4	(0.0)	1.4
Options	2.4	(1.5)	0.9
Telecommunication Services	0.9	(0.0)	0.9
Closed-End Funds	0.7	(0.0)	0.7
Exchange Traded Notes	0.2	(0.0)	0.2

Total Investments			96.8

Other Assets and Liabilities, Net			3.2

			100.0%

†	As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS COMMON STOCK — 106.2%

	Shares	Value
CONSUMER DISCRETIONARY — 11.1%
Apollo Group, Cl A (A)(B)*	2,500	$50,550
Coastal Contacts*	3,000	15,690
Ford Motor (B)	4,000	51,800
Gap (A)(B)	8,000	261,440
Hanesbrands (B)*	3,000	112,440
Honda Motor ADR	3,000	113,070
Staples (A)(B)	6,800	91,664
Target (A)	4,000	241,640
Tim Hortons (A)(B)	1,000	50,150
TJX (A)(B)	4,000	180,720
Valassis Communications (A)(B)	5,000	140,300

		1,309,464

The accompanying notes are an integral part of the financial statements.

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COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES — 10.4%
Archer-Daniels-Midland (A)(B)	4,100	$116,973
Clorox (A)	1,300	101,933
Colgate-Palmolive (A)	300	32,211
ConAgra Foods (B)	100	3,269
Diageo ADR (A)	500	59,650
JM Smucker (A)	2,000	177,260
Kimberly-Clark (A)	3,000	268,530
Kraft Foods Group (A)	766	35,405
Metro, Cl A	1,000	62,080
Mondelez International, Cl A (A)	2,300	63,917
PepsiCo (A)	1,100	80,135
Unilever ADR	2,000	81,380
Wal-Mart Stores (A)	2,000	139,900

		1,222,643

ENERGY — 18.2%
Anadarko Petroleum (B)	800	64,016
Atwood Oceanics (A)(B)*	1,000	52,770
Canadian Natural Resources	3,000	90,660
Canyon Services Group	2,000	22,158
Cenovus Energy (A)	2,500	83,100
Chevron	500	57,575
ConocoPhillips (A)	2,800	162,400
DeeThree Exploration*	9,000	61,450
Denison Mines*	10,000	13,500
Diamond Offshore Drilling (A)(B)	1,500	112,635
Encana (A)	4,200	81,312
Evolution Petroleum*	4,000	37,640
Hess (A)(B)	2,500	167,900
Ithaca Energy*	2,000	4,071
Marathon Oil (A)	3,000	100,830
Murphy Oil	1,000	59,520
Painted Pony Petroleum, Cl A*	5,000	50,130
Peabody Energy	1,000	25,150
Pengrowth Energy	2,000	9,140
Phillips 66 (A)(B)	1,400	84,798
Suncor Energy (A)(B)	9,000	306,180
Total ADR	1,500	81,435
Transocean (B)	1,000	56,710

The accompanying notes are an integral part of the financial statements.

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COMMON STOCK — continued

	Shares	Value

ENERGY — continued
Valero Energy (A)(B)	5,000	$218,650
Whiting Petroleum (A)*	3,000	142,740

		2,146,470

FINANCIALS — 7.5%
Artio Global Investors, Cl A	15,000	29,550
Bank of New York Mellon (A)(B)	3,000	81,480
Berkshire Hathaway, Cl B (A)*	500	48,465
CBOE Holdings (A)	6,000	203,280
CME Group, Cl A (B)	1,000	57,840
First Pacific ADR	4,000	25,680
Janus Capital Group	6,000	55,800
JPMorgan Chase (A)(B)	2,000	94,100
Wells Fargo (A)	4,000	139,320
Weyerhaeuser (A)	4,800	144,576

		880,091

HEALTH CARE — 15.0%
Abbott Laboratories (A)	3,500	118,580
AbbVie (A)	3,500	128,415
Affymetrix (A)*	6,000	22,740
Boston Scientific (A)(B)*	25,000	186,750
Burcon NutraScience*	15,999	73,595
Express Scripts Holding*	500	26,710
GlaxoSmithKline ADR (A)	3,500	159,635
Hologic (A)(B)*	4,000	95,360
Johnson & Johnson (A)(B)	1,000	73,920
Medtronic (A)	3,000	139,800
Merck (A)	4,100	177,325
Natus Medical*	1,500	18,480
Novartis ADR	3,000	203,460
Sanofi ADR (A)	4,000	194,720
Trinity Biotech ADR	9,000	145,170

		1,764,660

INDUSTRIALS — 6.8%
ADT (A)	1,500	71,250
Bri-Chemical*	4,000	8,422
Broadwind Energy*	5,000	12,000
Delta Air Lines (A)(B)*	5,000	69,450
Exelis	2,000	21,980

The accompanying notes are an integral part of the financial statements.

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COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Ingersoll-Rand (A)(B)	5,000	$256,950
ITT	2,500	64,200
JetBlue Airways (B)*	5,000	29,050
Pentair (A)	719	36,439
Siemens ADR	800	87,616
Tyco International (A)(B)	3,000	90,690
Xylem	2,000	55,860

		803,907

INFORMATION TECHNOLOGY — 24.9%
Advanced Energy Industries (A)*	5,000	76,750
Alcatel-Lucent ADR*	60,000	99,600
Apple (A)(B)	800	364,248
Black Box	4,000	93,720
BMC Software (B)*	3,000	124,650
Cisco Systems (A)	3,400	69,938
Computer Sciences (A)(B)	4,500	188,100
Corning	5,000	60,000
Dell (A)(B)	10,000	132,400
Dolby Laboratories, Cl A (A)(B)	3,000	96,930
Flextronics International (A)*	8,000	49,680
Google, Cl A (A)(B)*	400	302,276
Hewlett-Packard (A)(B)	8,000	132,080
Intel (A)	1,300	27,352
Juniper Networks (A)(B)*	5,000	111,900
Kemet*	8,000	46,080
Logitech International	2,000	13,280
Magic Software Enterprises	5,000	22,850
Mastercard, Cl A (B)	200	103,680
Microsoft (A)	7,600	208,772
MKS Instruments (A)	2,000	55,600
Nokia ADR (B)	15,000	58,800
Nuance Communications (B)*	3,000	72,150
Oracle (A)	3,000	106,530
Polycom (B)*	7,000	77,210
QUALCOMM (B)	1,500	99,045
Redknee Solutions*	10,000	23,561
Symbility Solutions	25,000	12,282
Western Union	2,000	28,460
Xerox (B)	10,000	80,100

		2,938,024

The accompanying notes are an integral part of the financial statements.

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COMMON STOCK — continued

	Shares	Value

MATERIALS — 9.9%
Aberdeen International	24,000	$8,663
Agnico-Eagle Mines (A)	4,000	183,320
AuRico Gold (A)(B)*	13,000	91,650
Banro, Cl Warrants*	6,000	14,880
Barrick Gold (A)	8,500	271,320
Dundee Precious Metals*	2,400	21,368
Goldcorp (A)(B)	2,500	88,225
IAMGOLD (A)	2,000	16,500
Lydian International, Cl A*	5,000	10,477
Midway Gold*	5,000	6,500
Newmont Mining (A)	2,000	85,920
North American Palladium*	5,000	8,300
Osisko Mining*	7,000	48,496
Petaquilla Minerals*	16,000	8,983
Rio Alto Mining*	5,000	26,669
Sabina Gold & Silver*	20,000	45,518
Silver Wheaton (A)(B)	5,000	174,250
Vista Gold (B)*	10,000	22,700
Yamana Gold (B)	2,000	32,700

		1,166,439

TELECOMMUNICATION SERVICES — 0.9%
Vodafone Group ADR (A)	4,000	109,280

UTILITIES — 1.4%
Entergy (A)	2,000	129,200
Southern	800	35,384

		164,584

TOTAL COMMON STOCK (Cost $11,189,760)		12,505,562

REGISTERED INVESTMENT COMPANIES — 4.8%

CLOSED-END FUNDS — 0.7%
AllianceBernstein Income Fund	5,000	40,750
Korea Fund	1,000	39,530

TOTAL CLOSED-END FUNDS (Cost $83,243)		80,280

The accompanying notes are an integral part of the financial statements.

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JANUARY 31, 2013
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REGISTERED INVESTMENT COMPANIES — continued

	Shares	Value

EXCHANGE TRADED FUNDS — 3.9%
iShares MSCI Japan Small Cap	2,500	$113,635
iShares MSCI Singapore	1,000	13,770
ProShares Short Russell 2000	1,000	22,790
Vanguard MSCI Emerging Markets ETF (A)	4,500	200,520
WisdomTree Japan SmallCap Dividend Fund	2,500	110,625

TOTAL EXCHANGE TRADED FUNDS (Cost $452,586)		461,340

EXCHANGE TRADED NOTES — 0.2%
PowerShares DB Inverse Japanese Government Bond Futures Exchange Traded Notes (Cost $19,490)	1,000	19,440

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $555,319)		561,060

SHORT-TERM INVESTMENT — 4.0%

Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.170% (C) (Cost $471,943)	471,943	471,943

TOTAL INVESTMENTS — 114.9% (Cost $12,217,022)		$13,538,565

SECURITIES SOLD SHORT COMMON STOCK — (18.9)%

CONSUMER DISCRETIONARY — (5.0)%
Amazon.com (B)*	(600)	(159,300)
Groupon, Cl A*	(5,000)	(27,500)
Harley-Davidson (B)	(1,000)	(52,420)
Las Vegas Sands (B)	(500)	(27,625)
Lululemon Athletica (B)*	(1,400)	(96,600)
Netflix (B)*	(400)	(66,096)
Tesla Motors*	(2,000)	(75,020)
Under Armour, Cl A (B)*	(1,600)	(81,392)

		(585,953)

CONSUMER STAPLES — (0.4)%
Whole Foods Market	(500)	(48,125)

The accompanying notes are an integral part of the financial statements.

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SECURITIES SOLD SHORT COMMON STOCK — continued

	Shares	Value

ENERGY — (0.8)%
Green Plains Renewable Energy*	(12,000)	$(93,720)

FINANCIALS — (2.2)%
Essex Property Trust	(400)	(61,512)
FXCM, Cl A	(6,002)	(71,964)
Public Storage	(200)	(30,786)
Simon Property Group	(600)	(96,108)

		(260,370)

HEALTH CARE — (3.6)%
DexCom*	(4,000)	(60,920)
ExamWorks Group*	(10,000)	(144,700)
Intuitive Surgical*	(300)	(172,314)
MAKO Surgical (B)*	(2,000)	(23,180)
OraSure Technologies*	(3,000)	(21,150)

		(422,264)

INDUSTRIALS — (0.9)%
Capstone Turbine*	(12,000)	(10,117)
Iron Mountain	(1,088)	(37,220)
Westport Innovations*	(2,000)	(54,920)

		(102,257)

INFORMATION TECHNOLOGY — (5.9)%
Equinix*	(400)	(86,172)
LinkedIn, Cl A*	(300)	(37,137)
MercadoLibre (B)	(300)	(26,520)
OpenTable (B)*	(500)	(26,345)
Rackspace Hosting (B)*	(2,500)	(188,375)
RealPage*	(1,499)	(34,987)
Salesforce.com (B)*	(1,200)	(206,556)
Universal Display (B)*	(2,000)	(55,640)
VMware, Cl A (B)*	(500)	(38,240)

		(699,972)

MATERIALS — (0.1)%
Zoltek*	(1,000)	(8,150)

TOTAL COMMON STOCK (Proceeds $1,938,038)		(2,220,811)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JANUARY 31, 2013
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SECURITIES SOLD SHORT REGISTERED INVESTMENT COMPANY — (0.2)%

	Shares/ Contracts	Value

EXCHANGE TRADED FUND — (0.2)%
iShares MSCI Italy Index Fund (Proceeds $35,379)	(2,000)	$(28,400)

TOTAL SECURITIES SOLD SHORT — (19.1)% (Proceeds $1,973,417)		$(2,249,211)

PURCHASED OPTIONS†* — 2.4%

Abaxis Put
Expires 2/16/2013, Strike Price $5.00	10	5,000
Advance Auto Parts Put
Expires 2/16/2013, Strike Price $80.00	30	20,100
Apollo Group Call
Expires 1/18/2014, Strike Price $30.00	50	3,750
Avery Dennison Put
Expires 2/16/2013, Strike Price $35.00	15	150
Bank of America Call
Expires 1/18/2014, Strike Price $10.00	100	22,000
Carbo Ceramics Put
Expires 2/16/2013, Strike Price $80.00	10	2,160
DineEquity Put
Expires 6/22/2013, Strike Price $55.00	50	2,500
Golden Star Call
Expires 5/18/2013, Strike Price $1.00	10	550
Expires 5/18/2013, Strike Price $2.00	340	1,700
Expires 8/17/2013, Strike Price $2.00	100	1,500
Gulfport Energy Call
Expires 7/20/2013, Strike Price $30.00	20	24,800
Harley Davidson Put
Expires 2/16/2013, Strike Price $55.00	20	5,460
Insulet Put
Expires 2/16/2013, Strike Price $22.50	20	900
iShares MSCI Hong Kong Call
Expires 1/18/2014, Strike Price $20.00	18	2,160
iShares MSCI Japan IDX Call
Expires 3/16/2013, Strike Price $10.00	200	3,800
Las Vegas Sands Put
Expires 2/16/2013, Strike Price $53.00	15	90
Mead Johnson Nutrition Put
Expires 2/16/2013, Strike Price $70.00	10	90

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JANUARY 31, 2013
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PURCHASED OPTIONS†* — continued

	Contracts	Value

NetSuite Put
Expires 7/20/2013, Strike Price $60.00	20	$6,960
Expires 7/20/2013, Strike Price $70.00	30	22,350
New Gold Call
Expires 1/18/2014, Strike Price $8.00	60	15,300
Nokia Call
Expires 1/18/2014, Strike Price $2.00	100	20,800
ProShares Trust II Put
Expires 3/16/2013, Strike Price $30.00	80	800
ProShares UltraShort QQQ Call
Expires 4/20/2013, Strike Price $30.00	25	2,225
QUALCOMM Put
Expires 2/16/2013, Strike Price $65.00	15	975
Rackspace Hosting Put
Expires 3/16/2013, Strike Price $40.00	50	250
Expires 1/18/2014, Strike Price $80.00	5	6,300
Expires 1/18/2014, Strike Price $45.00	5	725
Expires 1/18/2014, Strike Price $55.00	25	7,750
Salesforce.com Put
Expires 1/18/2014, Strike Price $150.00	5	6,525
Expires 1/18/2014, Strike Price $185.00	10	30,000
Expires 1/18/2014, Strike Price $155.00	5	7,475
Skyworks Solutions Put
Expires 2/16/2013, Strike Price $22.00	15	225
SPDR S&P 500 ETF Trust Put
Expires 1/18/2014, Strike Price $115.00	20	3,740
Suncor Energy Call
Expires 1/18/2014, Strike Price $23.00	20	21,900
Tetra Technologies Put
Expires 2/16/2013, Strike Price $30.00	15	2,175
UltraShort Lehman 7-10 Treasury Call
Expires 7/20/2013, Strike Price $30.00	50	1,750
Vertex Pharmaceuticals Put
Expires 2/16/2013, Strike Price $45.00	15	2,850
Vista Gold Call
Expires 6/22/2013, Strike Price $2.50	200	4,000
Weatherford International Call
Expires 1/17/2015, Strike Price $10.00	50	23,000

TOTAL PURCHASED OPTIONS (Cost $356,970)		$284,785

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JANUARY 31, 2013
(Unaudited)

WRITTEN OPTIONS†* — (1.5)%

	Contracts	Value

Amazon.com Put
Expires 2/16/2013, Strike Price $255.00	(6)	$(1,560)
Anadarko Petroleum Call
Expires 3/16/2013, Strike Price $87.50	(4)	(484)
Apollo Group Call
Expires 3/16/2013, Strike Price $21.00	(25)	(1,725)
Apple Call
Expires 3/16/2013, Strike Price $485.00	(8)	(3,920)
Archer-Daniels-Midland Call
Expires 2/16/2013, Strike Price $29.00	(10)	(350)
Atwood Oceanics Call
Expires 2/16/2013, Strike Price $50.00	(10)	(2,950)
AuRico Gold Call
Expires 3/16/2013, Strike Price $10.00	(15)	(75)
Bank of New York Mellon Call
Expires 2/16/2013, Strike Price $27.00	(10)	(530)
BMC Software Call
Expires 3/16/2013, Strike Price $41.00	(15)	(2,325)
Expires 2/16/2013, Strike Price $42.00	(15)	(750)
Boston Scientific Call
Expires 3/16/2013, Strike Price $7.00	(100)	(6,100)
CME Group Call
Expires 3/16/2013, Strike Price $57.50	(5)	(750)
Computer Sciences Call
Expires 3/16/2013, Strike Price $46.00	(10)	(650)
Expires 3/16/2013, Strike Price $45.00	(35)	(3,150)
ConAgra Foods Call
Expires 3/16/2013, Strike Price $30.00	(1)	(260)
Core Laboratories Put
Expires 3/16/2013, Strike Price $30.00	(5)	(275)
Dell Call
Expires 2/16/2013, Strike Price $10.00	(20)	(6,600)
Expires 2/16/2013, Strike Price $11.00	(40)	(9,360)
Expires 2/16/2013, Strike Price $14.00	(20)	(300)
Expires 3/16/2013, Strike Price $13.00	(20)	(1,540)
Delta Air Lines Call
Expires 3/16/2013, Strike Price $13.00	(20)	(2,400)
Expires 3/16/2013, Strike Price $14.00	(30)	(1,770)
Diamond Offshore Drilling Call
Expires 3/16/2013, Strike Price $76.75	(5)	(610)
Expires 2/16/2013, Strike Price $75.00	(5)	(700)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2013
(Unaudited)

WRITTEN OPTIONS†* — continued

	Contracts	Value

Dolby Laboratories Call
Expires 3/16/2013, Strike Price $36.00	(15)	$(225)
Ford Motor
Expires 4/20/2013, Strike Price $13.00	(20)	(1,220)
Expires 3/16/2013, Strike Price $13.50	(20)	(340)
Gap Call
Expires 3/16/2013, Strike Price $33.00	(20)	(2,640)
Expires 3/16/2013, Strike Price $36.00	(20)	(680)
Goldcorp Call
Expires 3/16/2013, Strike Price $39.00	(10)	(330)
Google Call
Expires 2/16/2013, Strike Price $765.00	(4)	(2,120)
Hanesbrands Call
Expires 4/20/2013, Strike Price $35.00	(10)	(3,600)
Expires 2/16/2013, Strike Price $35.00	(10)	(2,950)
Hess Call
Expires 2/16/2013, Strike Price $65.00	(15)	(4,650)
Expires 2/16/2013, Strike Price $45.00	(5)	(25)
Hewlett-Packard Call
Expires 2/16/2013, Strike Price $16.00	(20)	(1,580)
Expires 3/16/2013, Strike Price $17.00	(20)	(1,360)
Expires 5/18/2013, Strike Price $18.00	(10)	(650)
Expires 5/18/2013, Strike Price $19.00	(10)	(410)
Hologic Call
Expires 3/16/2013, Strike Price $21.00	(20)	(6,200)
Expires 3/16/2013, Strike Price $24.00	(20)	(1,600)
Ingersoll-Rand Call
Expires 2/16/2013, Strike Price $50.00	(15)	(3,075)
Expires 2/16/2013, Strike Price $52.50	(5)	(325)
JetBlue Airways Call
Expires 3/16/2013, Strike Price $6.00	(25)	(500)
Johnson & Johnson Call
Expires 3/16/2013, Strike Price $70.00	(10)	(3,900)
JPMorgan Chase Call
Expires 4/20/2013, Strike Price $50.00	(10)	(540)
Expires 3/16/2013, Strike Price $49.00	(10)	(460)
Juniper Networks Call
Expires 4/20/2013, Strike Price $24.00	(25)	(1,425)
Expires 3/16/2013, Strike Price $23.00	(25)	(1,750)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2013
(Unaudited)

WRITTEN OPTIONS†* — continued

	Contracts	Value

Lululemon Athletica Put
Expires 3/16/2013, Strike Price $65.00	(4)	$(628)
Expires 2/16/2013, Strike Price $65.00	(5)	(240)
Expires 2/16/2013, Strike Price $67.50	(5)	(545)
MAKO Surgical Put
Expires 5/18/2013, Strike Price $10.00	(10)	(850)
Expires 2/16/2013, Strike Price $10.00	(10)	(100)
Mastercard Call
Expires 2/16/2013, Strike Price $575.00	(2)	(54)
MercadoLibre Put
Expires 2/16/2013, Strike Price $85.00	(3)	(330)
Netflix Put
Expires 3/16/2013, Strike Price $130.00	(4)	(924)
Expires 3/16/2013, Strike Price $82.50	(2)	(22)
Nuance Communications Call
Expires 3/16/2013, Strike Price $24.00	(15)	(1,635)
Expires 4/20/2013, Strike Price $25.00	(15)	(1,275)
OpenTable Put
Expires 2/16/2013, Strike Price $47.50	(5)	(525)
Phillips 66 Call
Expires 2/16/2013, Strike Price $55.00	(14)	(8,260)
Polycom Call
Expires 4/20/2013, Strike Price $12.50	(20)	(900)
QUALCOMM Call
Expires 4/20/2013, Strike Price $65.00	(15)	(4,425)
Silver Wheaton Call
Expires 3/16/2013, Strike Price $41.00	(20)	(360)
Expires 4/20/2013, Strike Price $41.00	(20)	(800)
Staples Call
Expires 3/16/2013, Strike Price $12.00	(30)	(5,100)
Tim Hortons Call
Expires 4/20/2013, Strike Price $50.00	(10)	(1,600)
TJX Call
Expires 4/20/2013, Strike Price $47.50	(20)	(1,300)
Expires 2/16/2013, Strike Price $45.00	(10)	(730)
Transocean Call
Expires 2/16/2013, Strike Price $50.00	(5)	(3,425)
Expires 2/16/2013, Strike Price $52.50	(5)	(2,250)
Tyco International Call
Expires 4/20/2013, Strike Price $32.00	(10)	(480)
Expires 2/16/2013, Strike Price $31.00	(10)	(210)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2013
(Unaudited)

WRITTEN OPTIONS†* — continued

	Contracts	Value

Under Armour Put
Expires 3/16/2013, Strike Price $42.50	(8)	$(208)
Expires 4/20/2013, Strike Price $40.00	(8)	(360)
Universal Display Put
Expires 3/16/2013, Strike Price $20.00	(10)	(200)
Expires 2/16/2013, Strike Price $25.00	(10)	(300)
Valassis Communications Call
Expires 3/16/2013, Strike Price $30.00	(50)	(3,500)
Valero Energy Call
Expires 3/16/2013, Strike Price $44.00	(20)	(3,440)
Expires 3/16/2013, Strike Price $34.00	(25)	(25,250)
VMware Put
Expires 4/20/2013, Strike Price $77.50	(5)	(2,650)
Westport Innovations Put
Expires 3/16/2013, Strike Price $22.00	(5)	(125)
Weyerhaeuser Call
Expires 2/16/2013, Strike Price $31.00	(20)	(300)
Whiting Petroleum Call
Expires 3/16/2013, Strike Price $50.00	(5)	(525)
Expires 3/16/2013, Strike Price $52.50	(10)	(500)
Xerox Call
Expires 2/16/2013, Strike Price $7.00	(20)	(2,140)
Expires 4/20/2013, Strike Price $7.00	(20)	(2,140)
Expires 4/20/2013, Strike Price $8.00	(30)	(1,170)
Yamana Gold Call
Expires 4/20/2013, Strike Price $19.00	(10)	(220)

TOTAL WRITTEN OPTIONS (Premiums Received $126,176)		$(171,685)

† For the six month period ended January 31, 2013, the total amount of all open purchased options and written options, as presented in the Schedule of Investments, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $11,777,793.

*	Non-income producing security.
(A)	All or a portion of the shares have been committed as collateral for open short positions.
(B)	Underlying security for a written/purchased option.
(C)	The rate shown is the 7-day effective yield as of January 31, 2013.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2013
(Unaudited)

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments carried at value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,505,562	$—	$—	$12,505,562
Registered Investment Companies	561,060	—	—	561,060
Short-Term Investment	471,943	—	—	471,943
Purchased Options	284,785	—	—	284,785

Total Assets	$13,823,350	$—	$—	$13,823,350

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(2,220,811)	$—	$—	$(2,220,811)
Registered Investment Company	(28,400)	—	—	(28,400)
Written Options	(171,685)	—	—	(171,685)

Total Liabilities	$(2,420,896)	$—	$—	$(2,420,896)

For the six months ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities or Level 2 and Level 3 assets and liabilities.

See Note 2 for further details of valuation leveling considerations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2013
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $12,217,022)	$13,538,565
Options Purchased, at Value (Cost $356,970)	284,785
Receivable from Prime Broker	401,544
Receivable for Investment Securities Sold	40,248
Receivable from Adviser	7,294
Reclaims Receivable	6,617
Dividends and Interest Receivable	1,142
Prepaid Expenses	13,591

Total Assets	14,293,786

Liabilities:
Securities Sold Short, at Value (Proceeds $1,973,417)	2,249,211
Written Options, at Value (Premiums Received $126,176)	171,685
Payable for Investment Securities Purchased	49,369
Payable due to Adviser	9,971
Shareholder Service Fees Payable	6,539
Payable due to Administrator	1,627
Payable due to Trustees	562
Chief Compliance Officer Fees Payable	426
Other Accrued Expenses	26,603

Total Liabilities	2,515,993

Net Assets	$11,777,793

Net Assets Consist of:
Paid-in-Capital	$12,358,721
Distributions in Excess of Net Investment Income	(4,886)
Accumulated Net Realized Loss on Investments, Securities Sold Short, Purchased Options, Written Options and Foreign Currency Transactions	(1,504,096)
Net Unrealized Appreciation on Investments, Securities Sold Short, Purchased Options and Written Options	928,055
Net Unrealized Depreciation on Foreign Currency Transactions	(1)

Net Assets	$11,777,793

Net Asset Value, Offering Price Per Share — (unlimited authorization — no par value) Advisor Class Shares ($11,777,793 ÷ 1,237,868)	$9.51

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE	GRT ABSOLUTE RETURN FUND
FUND II	SIX MONTHS ENDED
JANUARY 31, 2013
(Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Dividend Income	$153,329
Less: Foreign Taxes Withheld	(3,489)

Total Investment Income	149,840

Expenses
Investment Advisory Fees	58,284
Administration Fees	9,999
Trustees’ Fees	1,248
Chief Compliance Officer Fees	538
Broker Fees and Interest on Securities Sold Short	47,126
Transfer Agent Fees	15,319
Shareholder Servicing Fees	11,657
Audit Fees	10,850
Dividend Expense on Securities Sold Short	9,785
Registration Fees	9,523
Custodian Fees	7,055
Printing Fees	2,389
Legal Fees	2,015
Insurance and Other Expenses	3,082

Total Expenses	188,870
Less: Waiver of Investment Advisory Fees	(44,529)
Fees Paid Indirectly	(3)

Net Expenses	144,338

Net Investment Income	5,502

Net Realized Gain (Loss) on:
Investments	(14,383)
Securities Sold Short	145,208
Purchased Options	(849,272)
Written Options	(120,460)
Foreign Currency Transactions	(276)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,179,433
Securities Sold Short	(388,499)
Purchased Options	264,969
Written Options	45,928
Foreign Currency Transactions	(2)

Net Realized and Unrealized Gain on Investments	262,646

Net Increase in Net Assets Resulting from Operations	$268,148

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012
Operations:
Net Investment Income	$5,502	$9,421
Net Realized Gain (Loss) on Investments, Securities Sold Short, Purchased and Written Options and Foreign Currency Transactions	(839,183)	116,330
Net Change in Unrealized Appreciation on Investments, Securities Sold Short, Purchased and Written Options and Foreign Currency Transactions	1,101,829	39,972

Net Increase in Net Assets Resulting from Operations	268,148	165,723

Dividends and Distributions:
Net Investment Income	—	(23,748)
Net Realized Gain	(440,786)	(513,262)

Total Dividends and Distributions	(440,786)	(537,010)

Capital Share Transactions:
Issued	37,951	437,760
Reinvestment of Distributions	432,478	535,736
Redeemed	(409,316)	(633,746)

Net Increase from Capital Share Transactions	61,113	339,750

Total Decrease in Net Assets	(111,525)	(31,537)

Net Assets:
Beginning of Period	11,889,318	11,920,855

End of Period (including distributions in excess of net investment income of $(4,886) and $(10,388), respectively)	$11,777,793	$11,889,318

Share Transactions:
Issued	4,087	44,506
Reinvestment of Distributions	46,805	57,021
Redeemed	(43,210)	(64,042)

Net Increase in Shares Outstanding from Share Transactions	7,682	37,485

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE	GRT ABSOLUTE RETURN FUND
FUND II	SIX MONTHS ENDED
JANUARY 31, 2013
(Unaudited)

STATEMENT OF CASH FLOWS

Cash Flows from Operating Activities:
Net Increase in Net Asset Resulting from Operations	$268,148
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchases of Investment Securities	(645,038)
Proceeds from Disposition of Investment Securities	1,982,784
Purchases of Short-Term Investment	(1,277,451)
Proceeds from Disposition of Short-Term Investment	853,912
Purchases to Cover Securities Sold Short	(330,300)
Proceeds from Securities Sold Short	463,068
Proceeds from Purchased Options	(561,449)
Purchases from Disposition of Purchased Options	273,256
Purchases to Cover Written Options	(735,577)
Proceeds from Written Options	541,815
Net Realized (Gain)/Loss from:
Investments	14,383
Securities Sold Short	(145,208)
Purchased Options	849,272
Written Options	120,460
Net Change in Unrealized (Appreciation)/Depreciation on:
Investments	(1,179,433)
Securities Sold Short	388,499
Purchased Options	(264,969)
Written Options	(45,928)
Decrease in Receivable from Prime Broker	1,446,025
Increase in Receivable for Investment Securities Sold	9,486
Decrease in Accrued Income	4,911
Decrease in Receivable from Investment Advisor	6,463
Increase in Prepaid Expenses	(8,862)
Increase in Reclaims Receivable	(748)
Decrease in Foreign Currency Receivable	254
Decrease in Due to Prime Broker	(1,656,460)
Increase in Payable for Investment Securities Purchased	13,598
Decrease in Investment Advisory Fees Payable	(71)
Increase in Shareholder Service Fees Payable	2,986
Decrease in Payable to Administrator	(124)
Decrease in Payable to Trustees	(41)
Increase in Payable to Chief Compliance Officer	3
Decrease in Accrued Expenses and Other Liabilities	(7,991)

Net Cash Provided by Operating Activities	379,673

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE	GRT ABSOLUTE RETURN FUND
FUND II	SIX MONTHS ENDED
JANUARY 31, 2013
(Unaudited)

STATEMENT OF CASH FLOWS — continued

Cash Flows From Financing Activities:
Dividends and Distributions	$(440,786)
Proceeds from Capital Shares Sold	37,951
Proceeds from Reinvestment of Distributions	432,478
Payments on Capital Shares Redeemed	(409,316)

Net Cash Used in Financing Activities	(379,673)

Net Change in Cash	—
Cash at beginning of year	—

Cash at end of year	$—

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31, 2012	Period Ended July 31, 2011*
Net Asset Value,
Beginning of Period	$9.66		$9.99	$10.00
Income from Investment Operations:
Net Investment Income (Loss)(1)	(0.00)	††	0.01	(0.01)
Net Realized and Unrealized Gain on Investments, Securities Sold Short, Options and Foreign Currency Transactions	0.22		0.12	—

Total from Investment Operations	0.22		0.13	(0.01)

Redemption Fees	—		—	—	††

Dividends and Distributions from:
Net Investment Income	—		(0.02)	—
Net Realized Gain	(0.37)		(0.44)	—

Total Dividends and Distributions	(0.37)		(0.46)	—

Net Asset Value, End of Period	$9.51		$9.66	$9.99

Total Return†	2.34%		1.43%	(0.10)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$11,778		$11,889	$11,921
Ratio of Expenses to Average Net Assets (including dividends, broker fees, and interest on short sales, including waivers and reimbursements)(2)	2.47	%**	2.22%	1.62	%**
Ratio of Expenses to Average Net Assets (including dividends, broker fees, and interest on short sales excluding waivers and reimbursements)	3.23	%**	3.15%	2.93	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.09	%**	0.09%	(0.21)	%**
Portfolio Turnover Rate	5	%***	30%	11	%***

†	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Amount less than $0.01.

*	Commenced operations on December 14, 2010.

**	Annualized.

***	Not Annualized.

(1)	Per share data calculated using average shares method.

(2)	Excluding dividends, broker fees, and interest on short sales, the ratio of expenses to average net assets would have been 1.50%, 1.50% and 1.50% for the period ended January 31, 2013, year ended July 31, 2012 and period ended July 31, 2011, respectively.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2013

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 35 funds. The financial statements herein are those of the GRT Absolute Return Fund, a diversified fund (the “Fund”). The Fund commenced operations on December 14, 2010. The financial statements of the remaining funds in the Trust are presented separately. The Fund uses an absolute return strategy to seek to produce a positive return under most market conditions. In seeking to profit in either rising or falling markets, the Fund will generally take long positions in securities that GRT Capital Partners, L.L.C. (the “Adviser”), the Fund’s adviser, believes offer the potential for positive returns and take short positions in securities the Adviser believes are likely to underperform. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2013

used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options not traded on a national securities exchange are valued at the last quoted bid price.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2013, there were no fair valued securities.

All Registered Investment Companies held in the Fund’s portfolio are valued at the published net asset value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2013

at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 —Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of investment classifications, reference the schedule of investments.

For the six months ended January 31, 2013, there have been no significant changes to the Trust’s fair value methodology.

Securities Sold Short — The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2013

establishes an offsetting liability for the securities sold under the short sale agreement.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as broker fees and charges on securities sold short in its Statement of Operations. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense in its Statement of Operations.

Short sales are collateralized by cash deposits with the counterparty broker, Morgan Stanley and pledged securities held at the custodian, Union Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Open Rate plus 150 basis points on the amount of any shortfall in the required cash margin.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

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As of and during the six months ended January 31, 2013, the Fund did not have a tax liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any significant interest or penalty.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Options Written/Purchased — The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is

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recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Written options transactions entered into during the six months ended January 31, 2013 are summarized as follows:

	Number of Contracts	Premium
Balance at the beginning of the period	1,830	$199,479
Written	4,538	541,815
Expired	(2,680)	(226,515)
Closing buys	(2,355)	(388,603)
Balance at the end of the period	1,333	$126,176

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

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Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

Redemption Fees — The Fund retains a redemption fee of 2% on redemption of capital shares held less than fourteen days. For the six months ended January 31, 2013, the Fund did not retain any redemption fees.

3.	Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustee are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The GRT Value Fund and the GRT Absolute Return Fund (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:

0.12% on the first $250 million of the Funds’ average daily net assets;

0.10% on the next $250 million of the Funds’ average daily net assets; and

0.08% on the Funds’ average daily net assets over $500 million.

The Funds are subject to a minimum annual administration fee of $190,000, which is allocated among the Funds based on relative net assets. There is also a minimum annual administration fee of $15,000 per additional class.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the Fund’s Advisor Class Shares’ average net assets.

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DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended January 31, 2013, the Fund earned $3 of cash management credits. This amount is listed as “Fees Paid Indirectly” on the Statement of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, GRT Capital Partners, L.L.C. (the “Adviser”), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund’s total annual operating expenses (excluding interest, dividend expenses, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.50% of the Fund’s average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and 1.50% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period. As of January 31, 2013, fees which were previously waived and reimbursed by the Adviser which my be subject to possible future reimbursement to the Adviser were $20,752, expiring in 2014, $126,824, expiring in 2015 and $99,915, expiring in 2016. As of January 31, 2013 there has been no recoupment of previously waived and reimbursed fees.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than securities sold short, long-term U.S. Government and short-term investments were $645,038 and $1,982,784, respectively, for the six months ended January 31, 2013. There were no purchases or sales of long-term U.S. Government securities.

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7.	Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

As of July 31, 2012, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income	$375,527
Undistributed Long-Term Capital Gain	64,968
Post October Capital Losses	(9,573)
Unrealized Appreciation/(Depreciation)	(636,163)
Other Temporary Differences	(203,049)

Total	$(408,290)

Deferred Late-Year Losses represents ordinary losses realized on investment transactions from January 1, 2012 through July 31, 2012 and specifies losses realized on investment transactions from November 1, 2011 through January 31, 2013, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding short-term investments, securities sold short, purchased options and written options, held by the Fund at January 31, 2013 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$12,217,022	$2,094,577	$(773,034)	$1,321,543

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8.	Other:

At January 31, 2013, 88% of total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss is remote.

9.	Recent Accounting Pronouncement:

In December 2011, the Financial Accounting Standards Board (“FASB”) issued a further update to the guidance “Balance Sheet — Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

10.	Subsequent Events:

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

•  Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 08/01/12	Ending Account Value 01/31/13	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,023.40	2.47%	$12.60
Hypothetical 5% Return	$1,000.00	$1,012.75	2.47%	$12.53

*Expenses	are equal to the Fund’s annualized expense ratio multiplied by the average account value or the period, multiplied by 184/365 (to reflect the one-half year period).

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Board Considerations in Re-Approving the Advisory Agreement

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”) must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year’s meeting held on August 14-15, 2012, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser, including its history, personnel, ownership structure, approach to risk management, best execution, use of soft dollars and business plan. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information.

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued) (Unaudited)

In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement for the Fund, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services currently provided by the Adviser to the Fund, the Board reviewed the portfolio management services provided by the Adviser. Among other things, the Board considered the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided or to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Investment Performance of the Fund

The Board was provided with information regarding the Fund’s performance since the Advisory Agreement was last renewed, as well as information regarding the Fund’s performance since its inception. The Board also compared the Fund’s performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, representatives of the Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund, outlining current market conditions and explaining expectations and strategies for the future. The Board noted that the Fund underperformed its benchmark index over various periods of time and the Board would continue to monitor the Fund’s performance. Based on this information, the Board concluded that it was satisfied with the investment results the Adviser had been able to achieve for the Fund.

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Concluded) (Unaudited)

Cost of Services Provided and Economies of Scale

In concluding that the advisory fee payable by the Fund was reasonable, the Trustees reviewed, among other things, a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund and noted that the Fund’s total fees and expenses, after waivers, were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fee was the result of arm’s length negotiations and appeared reasonable in light of the services rendered. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund. In addition, the Board considered whether economies of scale were realized for the Fund during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fee is reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

GRT Absolute Return Fund

P.O. Box 219009

Kansas City, MO 64121-9009

Investment Adviser:

GRT Capital Partners, L.L.C.

One Liberty Square Floor 11

Boston, MA 02109

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm:

Ernst & Young, LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

GRT-SA-002-0200

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 5, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: April 5, 2013